Warrants (Tables)	12 Months Ended
Jun. 30, 2024
Warrants
Schedule of Warrants

	Number of warrants	Weighted-Average Exercise Price	Weighted Average Contractual Term (in years)

Outstanding as June 30, 2023	-	$-	-
Granted	5,675,455	1.08	5.0
Exercised	(5,675,455)	-	-
Outstanding as June 30, 2024	-	$-	-